Deposits by Banks - Schedule of Deposits by Banks (Parenthetical) (Detail) - GBP (£) £ in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from banks [abstract]
Drawdown from TFS	£ 8.5	£ 4.5